CONCENTRATIONS OF RISK (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Revenue	$ 348,516	$ 48,993	$ 1,455,884	$ 881,051
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage	81.86%	8.41%	90.20%	78.80%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Two Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage		29.18%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	5.59%	11.91%	29.58%	23.55%
Revenue	$ 19,494	$ 18,865	$ 434,483	$ 194,922
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	7.12%	61.23%	20.24%	14.95%
Revenue	$ 24,818	$ 97,010	$ 297,227	$ 132,440
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage			7.40%	5.51%
Revenue			$ 108,756	$ 48,835